Income Taxes - Components of Deferred Income Tax Asset (Liability) (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Share issue costs	$ 161,815	$ 198,663	$ 211,746
Unrealized loss on marketable securities	535,947	515,333	515,333
Unrealized foreign exchange (gain) loss	(913,786)	(878,640)	(856,899)
Deferred Income tax asset, gross	41,384,290	39,184,127	32,874,430
Less: valuation allowance	(41,384,290)	(39,184,127)	(32,874,430)
Net deferred income tax asset
Canada [Member]
Oil and gas and administrative assets	(346,795)	(337,824)	(356,868)
Operating losses		3,654,294	3,250,256
United States [Member]
Oil and gas and administrative assets	15,264,612	20,524,918	16,230,207
Operating losses	$ 26,682,497	$ 15,507,383	$ 13,880,655